Term Notes Payable	3 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Term Notes Payable

NOTE F – Term Notes Payable

 The Company is in default on all of the following unsecured term notes payable.

	March 31,	December 31,
	2016	2015
Jeff Zernov (Former Chief Executive Officer)
Payable August 17, 2010 at 15% Interest.	$ ––	$ 290,000

Castaic
Installment note payable annually at $17,171 including interest at 8.0% from January 2009 through January 2011.	––	30,620

Installment note payable monthly at $1,175 including interest at 8.0% from February 2008 through January 2011.	––	20,246

Innovative Outdoors
Installment note payable monthly at $4,632 including interest at 7.0% from August 2008 through July 2011.	––	100,555

Total Notes Payable	$ ––	$ 441,421